Concentration and Risks (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2008
Concentration and Risks
Foreign currency exchange rate appreciation (depreciation)	2.20%	(1.50%)	(1.70%)
Maximum percentage of cash and cash equivalents, restricted cash, term deposits and short-term investments in single institution	34.00%	41.00%
Foreign currency exchange rate risk | Minimum
Concentration and Risks
Foreign currency exchange rate appreciation (depreciation)				20.00%